SHORT-TERM BANK CREDIT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short Term Bank Credit [Line Items]
Line of Credit Facility, Interest Rate Description	The line of credit denominated in NIS currency accrues interest on the daily outstanding balance at the prime rate plus 3.3% per annum.
Refinancing of short-term bank debt on a long-term basis	$ 0	$ 0	$ 360
Convertible Debt			460
Total shareholders' equity	2,941	1,302	270	357
Waiver Fees	5
Weighted Average Interest Rate	6.20%	7.00%
Short-Term Debt [Member]
Short Term Bank Credit [Line Items]
Refinancing of short-term bank debt on a long-term basis			360
Long-Term Debt [Member]
Short Term Bank Credit [Line Items]
Refinancing of short-term bank debt on a long-term basis			100
Revolving Credit Facility [Member]
Short Term Bank Credit [Line Items]
Percentage Of Total Assets	13.00%
Total shareholders' equity	1,500
Cash	500
Waiver For Remainder Of Two Thousand and Eleven and For First Quarter Of Two Thousand and Twelve [Member]
Short Term Bank Credit [Line Items]
Waiver Fees			15
Waiver For Remainder Of Two Thousand and Twelve and For First Quarter Of Two Thousand and Thirteen [Member]
Short Term Bank Credit [Line Items]
Waiver Fees		$ 8